Accumulated other comprehensive income	6 Months Ended
Sep. 30, 2016
Accumulated other comprehensive income

9. Accumulated other comprehensive income

Changes in each component of Accumulated other comprehensive income, net of tax (“AOCI”) for the six months ended September 30, 2015 and 2016 are as follows:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
AOCI, balance at beginning of period, previously reported	2,041,005	1,469,308
Cumulative effect of change in accounting principles (Notes 2 and 16)	—	330
AOCI, balance at beginning of period, adjusted	2,041,005	1,469,638

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period, previously reported	1,747,607	1,409,459
Cumulative effect of change in accounting principles (Notes 2 and 16)	—	(85)
Balance at beginning of period, adjusted	1,747,607	1,409,374
Unrealized holding gains (losses) during period	(179,849)	(49,362)
Less: reclassification adjustments for losses (gains) included in net income	(72,860)	(86,761)

Change during period	(252,709)	(136,123)

Balance at end of period	1,494,898	1,273,251

Foreign currency translation adjustments:
Balance at beginning of period, previously reported	129,179	6,310
Cumulative effect of change in accounting principles (Notes 2 and 16)	—	415
Balance at beginning of period, adjusted	129,179	6,725
Foreign currency translation adjustments during period	(43,121)	(59,893)
Less: reclassification adjustments for losses (gains) included in net income	—	—

Change during period	(43,121)	(59,893)

Balance at end of period	86,058	(53,168)

Pension liability adjustments:
Balance at beginning of period	164,219	53,539
Unrealized gains (losses) during period	1,314	533
Less: reclassification adjustments for losses (gains) included in net income	(1,554)	144

Change during period	(240)	677

Balance at end of period	163,979	54,216

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(296,070)	(195,339)

AOCI, balance at end of period	1,744,935	1,274,299

The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2016:

	Six months ended September 30, 2016
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	125,109	(38,351)	86,758	3	86,761	Investment gains (losses)—net
Pension liability adjustments	(233)	87	(146)	2	(144)	Salaries and employee benefits

Total	124,876	(38,264)	86,612	5	86,617

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.